Schedule of Inventory, Current (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Inventory Schedule Of Inventory, Current 1		$ 528,461
Inventory Schedule Of Inventory, Current 2		115,709
Inventory Schedule Of Inventory, Current 3		75,585
Inventory Schedule Of Inventory, Current 4		120,441
Inventory Schedule Of Inventory, Current 5		604,046
Inventory Schedule Of Inventory, Current 6		236,150
Inventory Schedule Of Inventory, Current 1	507,364
Inventory Schedule Of Inventory, Current 2	528,461
Inventory Schedule Of Inventory, Current 3	68,868
Inventory Schedule Of Inventory, Current 4	75,585
Inventory Schedule Of Inventory, Current 5	576,232
Inventory Schedule Of Inventory, Current 6	604,046
Inventory Schedule Of Inventory, Current 7	(290,000)
Inventory Schedule Of Inventory, Current 8	0
Inventory Schedule Of Inventory, Current 9	286,232
Inventory Schedule Of Inventory, Current 10	$ 604,046